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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Absolute Return Bond Fund

 Schedule of Investments 11/30/15 (unaudited)

 Principal

 Amount ($)

 Value

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 74.0%

 2,260,000

 U.S. Treasury Bills, 1/7/16 (b)

 $

 2,259,819

 5,130,000

 U.S. Treasury Bills, 3/3/16 (b)

 5,127,173

 5,140,000

 U.S. Treasury Bills, 5/26/16 (b)

 5,130,271

 2,570,000

 U.S. Treasury Bills, 9/15/16 (b)

 2,561,103

 $

 15,078,366

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $15,082,277)

 $

 15,078,366

 FOREIGN GOVERNMENT BONDS - 20.2%

 EURO

 162,432

 Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/46

 $

 191,589

 EURO

 399,000

 Ireland Government Bond, 2.4%, 5/15/30

 468,874

 EURO

 563,366

 Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19

 658,707

 JPY

 3,597,405

 Japanese Government CPI Linked Bond, 0.1%, 3/10/24

 30,920

 JPY

 49,632,000

 Japanese Government CPI Linked Bond, 0.1%, 9/10/23

 426,586

 NOK

 2,730,000

 Norway Government Bond, 1.75%, 3/13/25

 322,293

 EURO

 1,900,000

 Spain Letras del Tesoro, 2/19/16 (b)

 2,009,486

 $

 4,108,455

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,429,265)

 $

 4,108,455

 CURRENCY CALL OPTIONS PURCHASED - 0.1%

 Principal Amount ($)

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 Value

 GBP

 110,000

 Call GBP/Put USD

 1.53

 12/7/15

 $

 88

 USD

 120,000

 Call USD/Put ZAR

 14.10

 12/7/15

 204

 EURO

 130,000

 Call EUR/Put USD

 1.08

 12/10/15

 395

 EURO

 130,000

 Call EUR/Put CZK

 17.05

 2/12/16

 1,006

 230,000

 Call USD/Put CNY

 Barclays Plc

 6.40

 10/25/16

 8,644

 250,000

 Call USD/Put CNY

 Barclays Plc

 6.40

 10/25/16

 9,396

 250,000

 Call USD/Put CNY

 Deutsche Bank

 6.40

 10/25/16

 9,396

 TOTAL CURRENCY CALL OPTIONS PURCHASED

 $

 29,129

 (Premiums paid $15,552)

 $

 29,129

 CURRENCY PUT OPTIONS PURCHASED - 0.0%+

 AUD

 170,000

 Put AUD/Call USD

 0.715

 12/7/15

 $

 224

 130,000

 Put USD/Call TRY

 Goldman Sachs & Co.

 2.650

 6/28/16

 346

 100,000

 Put USD/Call TRY

 2.880

 1/22/16

 897

 EURO

 130,000

 Put EUR/Call USD

 1.060

 12/10/15

 1,524

 TOTAL CURRENCY PUT OPTIONS PURCHASED

 $

 2,991

 (Premiums paid $5,183)

 $

 2,991

 CREDIT DEFAULT SWAPTIONS PURCHASED - 0.2%

 Principal Amount ($)

 Pay/

 Receive

 Floating

 Rate

 Pay/

 Receive

 Fixed

 Rate

 Counterparty

 Expiration

 Date

 Value

 500,000

 Receive

 USD 10Y

 Pay

 2.74

 Morgan Stanley Co.

 3/9/17

 $

 9,549

 500,000

 Pay

 USD 10Y

 Receive

 2.74

 Morgan Stanley Co.

 3/9/17

 26,930

 TOTAL CREDIT DEFAULT SWAPTIONS PURCHASED

 $

 36,479

 (Premiums paid $42,310)

 $

 36,479

 INTEREST RATE SWAPTIONS PURCHASED - 1.5%

 Principal Amount ($)

 Pay/

 Receive

 Floating

 Rate

 Pay/

 Receive

 Fixed

 Rate

 Counterparty

 Expiration

 Date

 Value

 2,000,000

 Receive

 USD 2Y

 Pay

 1.70

 Morgan Stanley Co.

 2/23/16

 $

 347

 EURO

 625,000

 Pay

 EUR 10Y

 Receive

 0.97

 Morgan Stanley Co.

 2/13/17

 13,468

 EURO

 625,000

 Receive

 EUR 10Y

 Pay

 0.97

 Morgan Stanley Co.

 2/13/17

 22,168

 2,000,000

 Pay

 USD 2Y

 Receive

 1.70

 Morgan Stanley Co.

 2/23/16

 22,783

 JPY

 275,000,000

 Receive

 JPY 5Y

 Pay

 0.96

 Barclays Plc

 5/22/20

 24,314

 JPY

 275,000,000

 Pay

 JPY 5Y

 Receive

 0.96

 Barclays Plc

 5/22/20

 55,661

 1,000,000

 Receive

 USD 30Y

 Pay

 2.80

 Goldman Sachs & Co.

 5/26/17

 65,008

 1,000,000

 Pay

 USD 30Y

 Receive

 2.80

 Goldman Sachs & Co.

 5/26/17

 93,759

 TOTAL INTEREST RATE SWAPTIONS PURCHASED

 $

 297,508

 (Premiums paid $341,819)

 $

 297,508

 TOTAL INVESTMENT IN SECURITIES - 96.0%

 (Cost $19,889,406) (a)

 $

 19,552,928

 INTEREST RATE SWAPTIONS WRITTEN - (0.7)%

 Principal Amount ($)

 Pay/

 Receive

 Floating

 Rate

 Pay/

 Receive

 Fixed

 Rate

 Counterparty

 Expiration

 Date

 Value

 GBP

 (600,000)

 Pay

 GBP 30Y

 Receive

 2.30

 Goldman Sachs & Co.

 5/26/17

 $

 (97,038)

 GBP

 (600,000)

 Receive

 GBP 30Y

 Pay

 2.30

 Goldman Sachs & Co.

 5/26/17

 (51,906)

 TOTAL INTEREST RATE SWAPTIONS WRITTEN

 $

 (148,944)

 (Premiums received $(187,186))

 $

 (148,944)

 CURRENCY CALL OPTIONS WRITTEN - (0.0)%+

 Principal Amount ($)

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 Value

 (130,000)

 Call USD/Put TRY

 Goldman Sachs & Co.

 3.70

 6/28/16

 $

 (1,398)

 EURO

 (260,000)

 Call EUR/Put USD

 1.10

 12/10/15

 (193)

 $

 (1,591)

 (Premiums received $(3,709))

 $

 (1,591)

 CURRENCY PUT OPTION WRITTEN - (0.0)%+

 Principal Amount ($)

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 Value

 EURO

 (260,000)

 Put EUR/Call USD

 1.04

 12/10/15

 $

 (985)

 TOTAL CURRENCY PUT OPTION WRITTEN

 (Premiums received $(949))

 $

 (985)

 OTHER ASSETS & LIABILITIES - 4.7%

 $

 963,548

 TOTAL NET ASSETS - 100.0%

 $

 20,364,956

 +

 Amount rounds to less than 0.1% or (0.1)%

 (a)

 At November 30, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $19,889,406 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 103,856

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (467,334)

 Net unrealized depreciation

 $

 (363,478)

 (b)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CNY

 New Chinese Yuan

 CZK

 Czech Koruna

 EURO

 European Euro

 GBP

 British  Pound Sterling

 JPY

 Japanese Yen

 NOK

 Norwegian Krone

 TRY

 Turkish Lira

 ZAR

 South African Dollar

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net

 Unrealized

 Depreciation

(2,000,000
)

 Morgan Stanley Co.

 Kingdom of Spain

1.00
%

 6/20/20

$
(13,291
)

$
(5,827
)

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Net

 Unrealized

 Appreciation

 EUR

1,900,000

 Intercontinental Exchange

 Markit iTraxx Europe Index

1.00
%

 BBB

 6/20/20

$
25,097

$
7,343

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 INFLATION RATE SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay / Receive

 Index

 Annual Fixed Rate

 Expiration Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

994,250

 Credit Suisse International

 Pay

 USCPI

2.145
%

 2/7/19

$
44,216

498,000

 Credit Suisse International

 Pay

 USCPI

2.138
%

 3/3/19

22,965

 EUR

(140,000
)

 Goldman Sachs International

 Receive

 EUCPI

0.825
%

 12/5/19

(457
)

 EUR

(600,000
)

 Goldman Sachs International

 Receive

 EUCPI

1.209
%

 2/5/25

4,916

 EUR

600,000

 Goldman Sachs International

 Pay

 EUCPI

0.770
%

 2/5/20

(2,760
)

 EUR

(320,000
)

 Goldman Sachs International

 Receive

 EUCPI

1.200
%

 3/3/25

4,555

 EUR

(320,000
)

 Goldman Sachs International

 Pay

 EUCPI

0.750
%

 3/3/20

(3,223
)

 EUR

155,000

 Goldman Sachs International

 Pay

 EUCPI

0.990
%

 3/30/20

477

 EUR

(155,000
)

 Goldman Sachs International

 Receive

 EUCPI

1.345
%

 3/30/25

(295
)

 EUR

(800,000
)

 Goldman Sachs International

 Receive

 EUCPI

0.860
%

 12/1/18

1,438

 EUR

510,000

 Goldman Sachs International

 Pay

 EUCPI

1.548
%

 6/30/25

9,649

 EUR

350,000

 Goldman Sachs International

 Pay

 EUCPI

0.839
%

 8/17/20

(2,669
)

 EUR

(350,000
)

 Goldman Sachs International

 Receive

 EUCPI

0.839
%

 8/17/25

4,795

338,000

 Morgan Stanley Capital Services LLC

 Pay

 USCPI

1.700
%

 12/5/19

7,535

 EUR

(575,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.030
%

 1/20/25

14,705

 EUR

(575,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

0.525
%

 1/20/20

(9,369
)

480,000

 Morgan Stanley Capital Services LLC

 Pay

 USCPI

1.647
%

 2/20/20

4,255

 EUR

(310,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

0.728
%

 2/26/20

2,144

79,000

 Morgan Stanley Capital Services LLC

 Pay

 USCPI

1.508
%

 11/9/20

(355
)

 EUR

(275,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.078
%

 5/22/19

(1,547
)

 EUR

(300,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

0.988
%

 5/29/19

(505
)

 EUR

(598,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

0.853
%

 8/17/20

4,112

 GBP

416,000

 Morgan Stanley Capital Services LLC

 Pay

 UKRPI

2.865
%

 8/13/20

3,843

 EUR

(367,500
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.238
%

 2/7/19

(12,082
)

 EUR

(181,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.210
%

 3/3/19

(5,832
)

$
90,510

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 EUCPI

 Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 USCPI

 United States Consumer Price Index

 UKRPI

 United Kingdom Retail Price Index

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 GBP

 British Pound Sterling

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 INR

33,700,000

 Barclays Bank Plc

 Pay

 Mumbai Interbank Offer Rate

6.960
%

 2/12/17

$
(173
)

 SEK

2,075,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.760
%

 6/22/20

4,961

 SEK

4,900,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.500
%

 8/11/20

4,297

 SEK

2,265,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.420
%

 12/2/20

69

 SEK

2,252,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.460
%

 8/21/20

1,434

 EUR

184,000

 Credit Suisse

 Pay

 EURIBOR 6 Month

0.940
%

 3/3/19

6,297

(508,000
)

 Credit Suisse

 Receive

 LIBOR USD 3 Month

1.570
%

 3/3/19

(4,736
)

 JPY

(49,900,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

0.620
%

 10/10/24

(8,589
)

 NOK

2,826,000

 Deutsche Bank

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.790
%

 10/23/17

5,482

(371,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.370
%

 10/23/17

(2,878
)

(371,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.420
%

 10/28/17

(3,276
)

(1,690,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

3.040
%

 11/28/22

(47,803
)

3,130,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

2.250
%

 11/28/18

45,331

 EUR

140,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.410
%

 12/5/19

2,212

(350,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.750
%

 12/5/19

(4,520
)

 EUR

660,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.800
%

 12/15/54

10,506

 EUR

(970,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.530
%

 12/15/64

(15,407
)

3,150,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

1.810
%

 1/23/19

14,487

(1,630,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.340
%

 1/23/23

(2,576
)

 JPY

(137,000,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

0.320
%

 2/4/22

(7,164
)

(2,220,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.440
%

 2/6/20

345

 GBP

(1,100,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.380
%

 2/5/19

(10,544
)

 GBP

(1,100,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.420
%

 2/8/19

(12,629
)

1,800,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

1.590
%

 2/10/19

13,741

 EUR

(510,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.980
%

 2/16/65

7,302

 EUR

400,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.320
%

 2/16/55

(5,641
)

(500,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.710
%

 2/26/20

(5,322
)

 EUR

300,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.290
%

 2/26/20

3,092

 EUR

691,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

0.290
%

 3/20/25

(16,245
)

 EUR

1,105,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

0.730
%

 3/20/45

(179,409
)

 EUR

(1,375,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.920
%

 3/20/45

200,927

(700,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.470
%

 2/25/18

(4,780
)

530,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

2.220
%

 5/6/25

9,054

 GBP

(340,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.960
%

 5/5/25

(7,276
)

 EUR

275,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.270
%

 5/22/19

2,930

 EUR

(300,000
)

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.260
%

 5/29/19

3,101

 EUR

(250,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.650
%

 3/20/45

(9,940
)

 EUR

200,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

1.490
%

 3/20/45

7,597

(259,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.820
%

 6/19/20

(3,620
)

 EUR

310,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.820
%

 12/15/54

5,359

 EUR

(230,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.480
%

 12/15/64

(3,033
)

(330,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.770
%

 2/6/20

(4,393
)

 EUR

1,310,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

0.760
%

 11/25/24

34,482

(286,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.830
%

 7/16/20

(4,055
)

 EUR

125,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.520
%

 2/15/27

5,345

(574,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.750
%

 8/11/20

(6,010
)

 GBP

(434,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.670
%

 8/13/20

(9,484
)

 EUR

598,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.380
%

 8/17/20

7,639

(500,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.110
%

 2/25/18

240

(1,300,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.300
%

 10/19/20

15,079

(50,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.390
%

 3/13/27

(222
)

(80,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.540
%

 11/9/20

84

(264,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.610
%

 11/17/20

(846
)

(266,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.590
%

 11/25/20

(234
)

(460,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.090
%

 11/27/25

(1,241
)

(259,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.550
%

 12/2/20

150

 AUD

640,000

 Deutsche Bank

 Receive

 LIBOR AUD 6 Month

2.980
%

 11/26/25

65

 JPY

67,000,000

 Deutsche Bank

 Pay

 LIBOR JPY 6 Month

1.920
%

 9/28/45

2,283

 JPY

67,000,000

 Deutsche Bank

 Pay

 LIBOR JPY 6 Month

1.900
%

 9/29/45

1,767

 SGD

1,800,000

 Deutsche Bank

 Pay

 Singapore Prime Lending Rate 6 Month

2.110
%

 10/19/20

(14,067
)

(270,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.690
%

 8/21/20

(2,076
)

 GBP

(350,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

2.140
%

 8/20/45

(6,386
)

(100,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.540
%

 3/13/27

(1,776
)

(1,015,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.599
%

 2/7/19

(10,388
)

 KRW

768,000,000

 Goldman Sachs International

 Pay

 South Korea Overnight Interbank Rate

2.100
%

 2/3/25

4,081

 INR

33,700,000

 Goldman Sachs International

 Pay

 Mumbai Interbank Offer Rate

6.820
%

 2/3/17

(967
)

 NOK

2,550,000

 Goldman Sachs International

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.020
%

 3/21/18

1,129

 INR

20,500,000

 Goldman Sachs International

 Pay

 Mumbai Interbank Offer Rate

6.980
%

 5/27/17

67

 NZD

5,977,000

 Goldman Sachs International

 Pay

 NZD Bank Bill 3 Month

3.090
%

 6/29/17

23,685

 NZD

(5,098,000
)

 Goldman Sachs International

 Receive

 NZD Bank Bill 3 Month

3.450
%

 6/29/20

(65,338
)

 NZD

1,408,000

 Goldman Sachs International

 Pay

 NZD Bank Bill 3 Month

3.940
%

 6/29/25

32,974

 SEK

2,390,000

 Goldman Sachs International

 Pay

 LIBOR SEK 3 Month

0.650
%

 7/16/20

4,240

 CAD

(1,154,000
)

 Goldman Sachs International

 Receive

 Canadian 3 Month Prime Lending Rate

1.270
%

 7/17/20

(4,334
)

 CAD

606,000

 Goldman Sachs International

 Pay

 Canadian 3 Month Prime Lending Rate

2.060
%

 7/17/25

8,878

 CAD

(1,154,000
)

 Goldman Sachs International

 Receive

 Canadian 3 Month Prime Lending Rate

1.260
%

 7/17/20

(3,944
)

 CAD

606,000

 Goldman Sachs International

 Receive

 Canadian 3 Month Prime Lending Rate

2.060
%

 7/17/25

8,878

 INR

57,000,000

 Goldman Sachs International

 Pay

 Mumbai Interbank Offer Rate

7.020
%

 12/1/16

(768
)

 SEK

2,295,000

 Goldman Sachs International

 Pay

 LIBOR SEK 3 Month

0.490
%

 11/17/20

1,136

 SEK

2,330,000

 Goldman Sachs International

 Pay

 LIBOR SEK 3 Month

0.420
%

 11/25/20

245

 THB

47,000,000

 Goldman Sachs International

 Pay

 Thailand Prime Lending Rate 6 Month

1.870
%

 9/8/18

2,196

 THB

47,000,000

 Goldman Sachs International

 Pay

 Thailand Prime Lending Rate 6 Month

1.780
%

 11/5/18

(1,927
)

 NOK

2,826,000

 Morgan Stanley Capital Services LLC

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.760
%

 10/28/17

5,406

 AUD

(588,500
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.280
%

 1/13/25

1,398

 NZD

702,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

3.850
%

 1/13/25

(2,921
)

 INR

33,700,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

6.930
%

 2/4/17

(377
)

 AUD

(611,800
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.160
%

 2/5/25

4,153

 NZD

711,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

3.760
%

 2/7/25

(4,634
)

 INR

40,600,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

6.940
%

 2/26/17

(375
)

 INR

33,200,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

7.010
%

 3/13/17

162

 AUD

(668,000
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 6 Month

3.020
%

 9/9/25

(2,202
)

 AUD

2,019,000

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

2.070
%

 9/9/18

(5,124
)

 EUR

372,500

 Morgan Stanley Capital Services LLC

 Pay

 EURIBOR 6 Month

1.004
%

 2/7/19

13,262

$
17,898

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CAD

 Canadian Dollar

 CNY

 New Chinese Yuan

 EUR

 Euro

 GBP

 British Pound Sterling

 HKD

 Hong Kong Dollar

 INR

 Indian Rupee

 JPY

 Japanese Yen

 KRW

 South Korean Won

 MYR

 Malaysian Ringgit

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 THB

 Thai Baht

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

  Level 3

 Total

 U.S. Government and Agency Obligations

$
-

  $    15,078,366

  $                -

  $   15,078,366

 Foreign Government Bonds

-

         4,108,455

                    -

         4,108,455

 Currency Call Options Purchased

-

              29,129

                    -

             29,129

 Currency Put Options Purchased

-

               2,991

                    -

               2,991

 Credit Default Swaptions Purchased

-

              36,479

                    -

             36,479

 Interest Rate Swaptions Purchased

-

            297,508

                    -

           297,508

 Total

$
-

  $    19,552,928

  $                -

  $   19,552,928

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

$
(162,720
)

  $                -

  $                -

  $      (162,720)

 Unrealized appreciation on forward foreign currency contracts

-

            482,277

                    -

           482,277

 Unrealized depreciation on forward foreign currency contracts

-

            (78,296)

                    -

           (78,296)

 Net unrealized appreciation on swap contracts

-

               1,516

                    -

               1,516

 Net unrealized appreciation on inflation swaps

-

              90,510

                    -

             90,510

 Net unrealized appreciation on interest rate swaps

-

              17,898

                    -

             17,898

 Interest rate swaptions written

-

          (148,944)

                    -

          (148,944)

 Currency call options written

-

              (1,591)

                    -

             (1,591)

 Currency put options written

-

                (985)

                    -

                (985)

 Total Other Financial Instruments

$
(162,720
)

  $        362,385

  $                -

  $       199,665

 During the period ended November 30, 2015, there were

 no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Bond Fund

 Schedule of Investments 11/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 1.0%

 Diversified Financials - 1.0%

 Investment Banking & Brokerage - 1.0%

 18,500

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 525,400

 Total Diversified Financials

 $

 525,400

 TOTAL PREFERRED STOCKS

 (Cost $519,941)

 $

 525,400

 ASSET BACKED SECURITIES - 2.8%

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 35,834

 1.52

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 $

 34,443

 40,291

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 37,295

 25,869

 3.22

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 25,830

 38,077

 4.57

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 38,576

 $

 136,144

 Total Banks

 $

 136,144

 Diversified Financials - 2.5%

 Other Diversified Financial Services - 0.2%

 82,500

 TAL Advantage V LLC, 4.1%, 2/22/39

 $

 82,627

 Asset Management & Custody Banks - 2.3%

 630,000

 RMAT 2015-1 LLC, 5.0%, 7/27/20 (Step) (144A)

 $

 618,182

 630,000

 VOLT XXXVII LLC, 4.375%, 7/25/45 (Step) (144A)

 623,673

 $

 1,241,855

 Total Diversified Financials

 $

 1,324,482

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,465,793)

 $

 1,460,626

 COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.5%

 300,000

 JPMCC Re-REMIC Trust 2014-FRR1, 3.32423%, 4/27/44 (144A)

 $

 288,601

 Total Energy

 $

 288,601

 Banks - 9.0%

 Thrifts & Mortgage Finance - 9.0%

 300,000

 1.18

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 $

 272,984

 185,000

 2.72

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 171,500

 100,000

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 99,635

 115,000

 2.78

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 111,772

 240,000

 4.80

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 240,335

 280,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 183,531

 175,000

 5.57

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 175,354

 175,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 173,962

 490,000

 5.99

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 442,641

 175,000

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 174,746

 380,000

 4.90

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 380,079

 110,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 103,656

 125,000

 4.94

 GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39

 120,312

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 192,026

 725,000

 5.35

 LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/40

 750,900

 150,000

 5.28

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 150,000

 55,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 54,980

 320,000

 4.80

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 319,276

 141,737

 5.40

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 141,608

 100,000

 6.14

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 102,944

 195,000

 Wells Fargo Commercial Mortgage Trust 2010-C1, 4.0%, 11/18/43 (144A)

 177,155

 200,000

 3.70

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 194,906

 $

 4,734,302

 Total Banks

 $

 4,734,302

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 305,669

 5.13

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42

 $

 304,289

 Total Diversified Financials

 $

 304,289

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $5,356,615)

 $

 5,327,192

 CORPORATE BONDS - 22.3%

 Energy - 8.6%

 Oil & Gas Drilling - 3.4%

 735,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 $

 513,471

 1,280,000

 Transocean, Inc., 5.55%, 12/15/16

 1,273,600

 $

 1,787,071

 Integrated Oil & Gas - 2.3%

 1,251,000

 Petrobras Global Finance BV, 3.875%, 1/27/16

 $

 1,244,745

 Oil & Gas Exploration & Production - 0.7%

 390,000

 Chesapeake Energy Corp., 3.25%, 3/15/16

 $

 371,962

 Oil & Gas Storage & Transportation - 2.2%

 470,000

 Energy Transfer Equity LP, 7.5%, 10/15/20

 $

 491,150

 890,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 678,273

 $

 1,169,423

 Total Energy

 $

 4,573,201

 Materials - 2.5%

 Steel - 2.5%

 1,335,000

 Glencore Funding LLC, 1.7%, 5/27/16 (144A)

 $

 1,301,625

 Total Materials

 $

 1,301,625

 Capital Goods - 1.0%

 Aerospace & Defense - 1.0%

 505,000

 Bombardier, Inc., 7.5%, 3/15/18 (144A)

 $

 502,475

 Total Capital Goods

 $

 502,475

 Banks - 3.9%

 Diversified Banks - 3.9%

 515,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 543,969

 515,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 507,919

 515,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 508,125

 515,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 504,700

 $

 2,064,713

 Total Banks

 $

 2,064,713

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 INR

 3,700,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 55,476

 Total Diversified Financials

 $

 55,476

 Insurance - 1.4%

 Reinsurance - 1.4%

 250,000

 6.95

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 257,325

 250,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 247,525

 250,000

 4.54

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 252,525

 $

 757,375

 Total Insurance

 $

 757,375

 Telecommunication Services - 4.8%

 Integrated Telecommunication Services - 2.4%

 1,285,000

 Frontier Communications Corp., 8.875%, 9/15/20 (144A)

 $

 1,288,212

 Wireless Telecommunication Services - 2.4%

 1,265,000

 Sprint Communications, Inc., 6.0%, 12/1/16

 $

 1,261,838

 Total Telecommunication Services

 $

 2,550,050

 TOTAL CORPORATE BONDS

 (Cost $11,931,188)

 $

 11,804,915

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.2%

 425,000

 Fannie Mae Discount Notes, 0.0%, 1/14/16 (c)

 $

 424,940

 1,505,000

 Federal Home Loan Bank Discount Notes, 0.0%, 12/2/15 (c)

 1,504,997

 2,700,000

 Freddie Mac Discount Notes, 0.0%, 12/4/15 (c)

 2,699,981

 500,000

 U.S. Treasury Bills, 0.0%, 1/28/16 (c)

 499,942

 650,000

 U.S. Treasury Bills, 0.0%, 12/10/15 (c)

 649,992

 3,115,497

 0.25

 U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25

 3,002,681

 2,535,000

 0.26

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 2,535,109

 2,535,000

 0.30

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 2,534,407

 2,535,000

 0.27

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 2,534,764

 2,535,000

 0.28

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 2,535,436

 2,535,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 2,532,604

 2,535,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 2,535,398

 2,230,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 2,227,679

 1,380,000

 0.38

 United States Treasury Floating Rate Note, Floating Rate Note, 10/31/17

 1,379,015

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $27,566,499)

 $

 27,596,945

 CREDIT DEFAULT SWAPTIONS PURCHASED - 0.0% †

 Principal Amount ($)

 Pay/

 Receive

 Floating Rate

 Strike Price

 Counterparty

 Expiration

 Date

 Value

 10,563,000

 Receive

 CDX North America High Yield Index

  $                  103.50

 Citibank N.A.

 1/20/2016

 $

 22,265

 TOTAL CREDIT DEFAULT SWAPTIONS PURCHASED

 (Premiums paid $78,166)

 $

 22,265

 PUT OPTIONS PURCHASED - 0.4%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 Value

 104

 S&P500 EMINI

 Citibank NA

  $             1,610.00

 03/18/16

 $

 33,800

 104

 S&P500 EMINI

 Citibank NA

  $             1,910.00

 03/18/16

 158,600

 $

 192,400

 TOTAL PUT OPTIONS PURCHASED

 (Premiums paid $299,555)

 $

 192,400

 TEMPORARY CASH INVESTMENTS - 14.9%

 Commercial Papers - 3.6%

 1,900,000

 Societe Generale North America, Inc., Discount Note, 12/1/15

 $

 1,899,995

 Repurchase Agreements - 11.3%

 6,000,000

 $6,000,000 RBC Capital Markets LLC, 0.10%, dated 11/30/15 plus accrued interest on 12/1/15 collateralized by the following:

 $1,819,065 Freddie Mac Giant, 4.0%, 7/1/44-12/1/44

 $231,184 Federal Home Loan Mortgage Corp., 2.229%-2.835%, 3/1/40-5/1/45

 $45,043 Federal National Mortgage Association (ARM), 2.447%-4.866%, 9/1/33-6/1/41

 $3,191,132 Federal National Mortgage Association, 3.0%-4.5%, 6/1/30-11/1/45

 $833,576 Government National Mortgage Association, 2.862%-4.0%, 10/20/43-4/20/65

 $

 5,999,999

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $7,900,000)

 $

 7,899,994

 TOTAL INVESTMENT IN SECURITIES - 103.7%

 $

 54,829,737

 (Cost $55,117,757) (a)

 CREDIT DEFAULT SWAPTIONS WRITTEN - (0.0)% †

 Principal Amount ($)

 Pay/

 Receive

 Floating Rate

 Strike Price

 Counterparty

 Expiration

 Date

 Value

 EUR

 (9,603,000)

 Pay

 iTraxx Europe Crossover Index

  $                  375.00

 Citibank N.A.

 1/20/2016

 $

 (24,208)

 TOTAL CREDIT DEFAULT SWAPTIONS WRITTEN

 $

 (24,208)

 (Premiums received $(77,557))

 $

 (24,208)

 PUT OPTIONS WRITTEN - (0.3)%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (104)

 S&P500 EMINI

 Citibank N.A.

  $                 1,710

 03/18/16

 $

 (56,680)

 (104)

 S&P500 EMINI

 Citibank N.A.

  $                 1,810

 03/18/16

 (95,160)

 TOTAL PUT OPTIONS WRITTEN

 (Premiums recieved $(242,545))

 $

 (151,840)

 OTHER ASSETS & LIABILITIES - (3.4)%

 $

 (1,777,141)

 TOTAL NET ASSETS - 100.0%

 $

 52,876,548

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2015, the value of these securities amounted to $8,425,768 or 15.9% of total net assets.

 (Cat Bond)

 Catastrophe or Event-Linked Bond. At November 30, 2015, the value of these securities amounted to $757,375, or 1.4% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits

 (a)

 At November 30, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $55,123,402 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $                111,075

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                   (404,740)

 Net unrealized depreciation

  $               (293,665)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 INR                           Indian Rupee

 EUR                          Euro

 CENTRALL CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

             (734,400)

 Citibank NA

 Markit CDX North America High Yield Index

 5.00%

 12/20/18

  $              (145,411)

  $              41,444

           (1,483,500)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 12/20/16

                    (88,417)

                  38,239

           (2,910,600)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 6/20/20

                  (145,712)

                  14,445

         (27,970,000)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 12/20/20

                  (505,057)

                (90,718)

           (6,616,000)

 J.P. Morgan Securities LLC

 Markit CDX North America Investment Grade Index

 1.00%

 12/20/20

                    (38,824)

                (11,377)

 EUR

           (1,375,000)

 J.P. Morgan Securities LLC

 Markit iTraxx Europe Crossover Index

 5.00%

 6/20/19

                  (200,148)

                  63,039

  $            (1,123,569)

  $              55,072

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

             (187,500)

 Barclays Bank Plc

 Morgan Stanley

 1.00%

 12/20/20

  $                  (1,303)

  $                    41

             (165,000)

 Barclays Bank Plc

 Morgan Stanley

 1.00%

 12/20/20

                        (899)

                     (211)

             (335,200)

 Goldman Sachs International

 MBIA Inc.

 5.00%

 12/20/20

                     97,208

                  27,458

 EUR

           (1,450,000)

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 9/20/17

                   779,624

               (112,644)

             (187,500)

 JPMorgan Chase Bank NA

 Bank of America Corp.

 1.00%

 12/20/20

                     (1,866)

                     (523)

             (202,500)

 JPMorgan Chase Bank NA

 Bank of America Corp.

 1.00%

 12/20/20

                     (1,810)

                     (771)

             (187,500)

 JPMorgan Chase Bank NA

 Citigroup, Inc.

 1.00%

 12/20/20

                     (1,116)

                     (334)

             (202,500)

 JPMorgan Chase Bank NA

 Citigroup, Inc.

 1.00%

 12/20/20

                        (901)

                     (664)

 EUR

             (450,000)

 JPMorgan Chase Bank NA

 Credit Agricole S.A.

 1.00%

 12/20/20

                     (5,672)

                  (1,558)

           (1,525,000)

 JPMorgan Chase Bank NA

 Credit Agricole S.A.

 1.00%

 12/20/20

                   230,009

                  (2,950)

 EUR

             (445,000)

 JPMorgan Chase Bank NA

 ING Groep N.V.

 1.00%

 12/20/20

                     (7,934)

                  (3,774)

  $             1,085,340

  $             (95,930)

 CENTRALL CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Depreciation

 EUR

            1,250,000

 Citibank NA

 Markit iTraxx Europe index

 1.00%

 BBB+

 6/20/19

  $           (108,271)

  $                 79,845

               645,000

 Citibank NA

 Markit CDX North America Investment Grade Index

 5.00%

 BBB+

 12/20/17

                (31,605)

                   (26,597)

               400,000

 Morgan Stanley Capital Services LLC

 Markit CDX North America Investment Grade Index

 5.00%

 BBB+

 12/20/17

                (14,500)

                   (21,594)

  $           (154,376)

  $                 31,654

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EUR

               825,000

 Barclays Bank Plc

 Abengoa S.A.

 5.00%

 B+

 12/20/16

  $             (67,830)

  $              (708,231)

            1,340,000

 Barclays Bank Plc

 Apache Corporation

 1.00%

 BBB+

 12/20/20

                (46,772)

                     32,251

            1,325,000

 Barclays Bank Plc

 Devon Energy Corporation

 1.00%

 BBB+

 12/20/20

                (40,083)

                   (28,386)

               545,000

 Barclays Bank Plc

 Hovnanian Enterprises, Inc.

 5.00%

 B-

 12/20/16

                (27,250)

                   (27,673)

               280,000

 Barclays Bank Plc

 Hovnanian Enterprises, Inc.

 5.00%

 B-

 12/20/16

                (13,300)

                   (14,917)

 EUR

               250,000

 Barclays Bank Plc

 Norske Skogindustrier ASA

 5.00%

 CC-

 12/20/15

                (52,243)

                     47,896

               540,000

 Barclays Bank Plc

 The McClatchy Company

 5.00%

 B-

 6/20/16

                        -

                      7,195

               485,000

 Barclays Bank Plc

 Toys R Us, Inc.

 5.00%

 B-

 3/20/16

                  (2,425)

                     (3,637)

               510,000

 Citibank NA

 Tenet Healthcare Corporation

 5.00%

 B

 12/20/20

                    3,209

                   (13,435)

            1,080,000

 Goldman Sachs International

 AK Steel Holding Corporation

 5.00%

 B-

 12/20/16

                (27,000)

                 (145,845)

               310,000

 Goldman Sachs International

 AK Steel Holding Corporation

 5.00%

 B-

 12/20/16

                (24,025)

                   (25,588)

               675,000

 Goldman Sachs International

 Ally Financial Inc.

 5.00%

 BB+

 12/20/20

                108,858

                     (9,710)

               300,000

 Goldman Sachs International

 Claire's Stores, Inc.

 5.00%

 CCC

 12/20/15

                (12,000)

                      9,501

               525,000

 Goldman Sachs International

 iHeartMedia, Inc.

 5.00%

 CCC+

 12/20/15

                (14,437)

                     13,778

               825,000

 Goldman Sachs International

 iHeartMedia, Inc.

 5.00%

 CCC+

 12/20/16

                (45,375)

                 (193,312)

               335,200

 Goldman Sachs International

 MBIA Inc.

 5.00%

 A-

 12/20/16

                (38,548)

                   (28,450)

 EUR

               225,000

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 CC-

 3/20/16

                  (4,933)

                   (46,203)

 EUR

            1,450,000

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 CC-

 9/20/20

              1,153,194

                     (2,767)

               140,000

 Goldman Sachs International

 Peabody Energy Corporation

 5.00%

 B

 3/20/16

                (10,500)

                     (3,008)

               525,000

 Goldman Sachs International

 Sears Holdings Corporation

 5.00%

 CCC+

 12/20/15

                (21,000)

                     19,316

               300,000

 Goldman Sachs International

 Toys R Us, Inc.

 5.00%

 B-

 12/20/15

                (10,500)

                      8,539

 EUR

               400,000

 JPMorgan Chase Bank NA

 Abengoa S.A.

 5.00%

 B+

 12/20/15

                (31,981)

                 (221,692)

               900,000

 JPMorgan Chase Bank NA

 Diamond Offshore Drilling, Inc.

 1.00%

 BBB+

 12/20/20

               (145,380)

                      6,549

               540,000

 JPMorgan Chase Bank NA

 Energy Transfer Partners, L.P.

 1.00%

 BBB-

 12/20/20

                (29,169)

                   (13,787)

               880,000

 JPMorgan Chase Bank NA

 Nabors Industries Ltd

 1.00%

 BBB-

 12/20/20

               (113,124)

                   (23,393)

 EUR

               250,000

 JPMorgan Chase Bank NA

 Norske Skogindustrier ASA

 5.00%

 CC-

 12/20/15

                (50,506)

                     46,159

            1,050,000

 JPMorgan Chase Bank NA

 Weatherford International plc

 1.00%

 BB+

 12/20/20

               (169,806)

                   (55,288)

               525,000

 Morgan Stanley Capital Services LLC

 J.C. Penney Company, Inc.

 5.00%

 CCC+

 12/20/16

                (15,750)

                     30,186

               250,000

 Morgan Stanley Capital Services LLC

 MBIA Inc.

 5.00%

 A-

 12/20/15

                  (3,125)

                         654

               250,000

 Morgan Stanley Capital Services LLC

 MBIA Inc.

 5.00%

 A-

 12/20/15

                (13,750)

                     11,279

               820,000

 Morgan Stanley Capital Services LLC

 Sears Holdings Corporation

 5.00%

 CCC+

 12/20/16

                (22,550)

                   (29,066)

  $            211,899

  $           (1,361,085)

                 (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

                 (2)

 Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by either S&P.

  NOTE:

  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Depreciation

             (442,126)

 J.P. Morgan Securities LLC

 Receive

 LIBOR USD 3 Month

 1.819%

 8/7/19

  $                      2

  $                 (7,242)

             (850,473)

 J.P. Morgan Securities LLC

 Receive

 LIBOR USD 3 Month

 2.202%

 5/6/25

                          7

                   (12,926)

  $                      9

  $               (20,168)

 TOTAL RETURN SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

            8,665,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 LIBOR USD 3 Month

 3/20/16

  $             (19,063)

            8,665,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 LIBOR USD 3 Month

 3/20/16

 13,431

            4,335,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 LIBOR USD 3 Month

 3/20/16

 6,719

            4,335,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 LIBOR USD 3 Month

 3/20/16

                  (4,118)

  $              (3,031)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $                525,400

  $                      -

  $                        -

  $            525,400

 Asset Backed Securities

                            -

               1,460,626

                           -

              1,460,626

 Collateralized Mortgage Obligations

                            -

               5,327,192

                           -

              5,327,192

 Corporate Bonds

                            -

             11,804,915

                           -

            11,804,915

 U.S. Government and Agency Obligations

                            -

             27,596,945

                           -

            27,596,945

 Credit Default Swaptions Purchased

                            -

                   22,265

                           -

                  22,265

 Put Options Purchased

                    192,400

                         -

                           -

                192,400

 Commercial Papers

                            -

               1,899,995

                           -

              1,899,995

 Repurchase Agreement

                            -

               5,999,999

                           -

              5,999,999

 Total

  $                717,800

  $         54,111,937

  $                          -

  $        54,829,737

 Other Financial Instruments

 Credit Default Swaptions Written

  $                        -

  $              (24,208)

  $                        -

  $             (24,208)

 Put Options Written

                   (151,840)

                         -

                           -

               (151,840)

 Net Unrealized Depreciation on Credit Default Swaps

                            -

             (1,370,289)

                           -

            (1,370,289)

 Unrealized Depreciation on Interest Rate Swaps

                            -

                  (20,168)

                           -

                (20,168)

 Net Unrealized Depreciation on Total Return Swaps

                            -

                   (3,031)

                           -

                  (3,031)

 Unrealized Depreciation on Futures Contracts

                      (2,148)

                         -

                           -

                  (2,148)

 Unrealized Appreciation on Forward Foreign Currency Contracts

                            -

                   69,973

                           -

                  69,973

 Total Other Financial Instruments

  $               (153,988)

  $          (1,347,722)

  $                          -

  $        (1,501,710)

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Opportunistic Credit Fund

          Schedule of Investments 11/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 1.1%

 Diversified Financials - 1.1%

 Investment Banking & Brokerage - 1.1%

 19,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 539,600

 Total Diversified Financials

 $

 539,600

 TOTAL PREFERRED STOCKS

 (Cost $535,143)

 $

 539,600

 ASSET BACKED SECURITIES - 3.1%

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 35,834

 1.52

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 $

 34,443

 40,291

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 37,295

 25,869

 3.22

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 25,830

 38,077

 4.57

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 38,576

 $

 136,144

 Total Banks

 $

 136,144

 Diversified Financials - 2.8%

 Other Diversified Financial Services - 0.2%

 82,500

 TAL Advantage V LLC, 4.1%, 2/22/39

 $

 82,627

 Asset Management & Custody Banks - 2.6%

 660,000

 RMAT 2015-1 LLC, 5.0%, 7/27/20 (Step) (144A)

 $

 647,619

 660,000

 VOLT XXXVII LLC, 4.375%, 7/25/45 (Step) (144A)

 653,372

 $

 1,300,991

 Total Diversified Financials

 $

 1,383,618

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,525,001)

 $

 1,519,762

 COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%

 Energy - 1.4%

 Oil & Gas Exploration & Production - 1.4%

 700,000

 JPMCC Re-REMIC Trust 2014-FRR1, 3.32423%, 4/27/44 (144A)

 $

 673,403

 Total Energy

 $

 673,403

 Banks - 13.1%

 Thrifts & Mortgage Finance - 13.1%

 300,000

 1.18

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 $

 272,984

 180,000

 2.72

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 166,864

 250,000

 6.17

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 256,688

 150,000

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 149,452

 120,000

 2.78

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 116,632

 250,000

 4.80

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 250,349

 300,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 196,640

 300,000

 5.77

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 284,754

 47,000

 5.77

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 42,640

 175,000

 5.57

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 175,354

 175,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 173,962

 510,000

 5.99

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 460,708

 175,000

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 174,746

 300,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 298,500

 400,000

 4.90

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 400,083

 92,613

 4.94

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)

 91,859

 100,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 94,233

 125,000

 4.94

 GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39

 120,312

 250,000

 5.55

 GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38

 250,034

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 192,026

 775,000

 5.35

 LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/40

 802,686

 187,500

 5.28

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 187,500

 260,000

 5.70

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 259,585

 70,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 69,975

 340,000

 4.80

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 339,230

 141,737

 5.40

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 141,608

 125,000

 6.14

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 128,680

 195,000

 Wells Fargo Commercial Mortgage Trust 2010-C1, 4.0%, 11/18/43 (144A)

 177,155

 200,000

 3.70

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 194,906

 $

 6,470,145

 Total Banks

 $

 6,470,145

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 315,373

 5.13

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42

 $

 313,949

 Total Diversified Financials

 $

 313,949

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $7,451,640)

 $

 7,457,497

 CORPORATE BONDS - 24.5%

 Energy - 9.5%

 Oil & Gas Drilling - 3.7%

 755,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 $

 527,443

 1,305,000

 Transocean, Inc., 5.55%, 12/15/16

 1,298,475

 $

 1,825,918

 Integrated Oil & Gas - 2.6%

 1,310,000

 Petrobras Global Finance BV, 3.875%, 1/27/16

 $

 1,303,450

 Oil & Gas Exploration & Production - 0.8%

 400,000

 Chesapeake Energy Corp., 3.25%, 3/15/16

 $

 381,500

 Oil & Gas Storage & Transportation - 2.4%

 485,000

 Energy Transfer Equity LP, 7.5%, 10/15/20

 $

 506,825

 915,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 697,326

 $

 1,204,151

 Total Energy

 $

 4,715,019

 Materials - 2.7%

 Steel - 2.7%

 1,375,000

 Glencore Funding LLC, 1.7%, 5/27/16 (144A)

 $

 1,340,625

 Total Materials

 $

 1,340,625

 Capital Goods - 1.1%

 Aerospace & Defense - 1.1%

 525,000

 Bombardier, Inc., 7.5%, 3/15/18 (144A)

 $

 522,375

 Total Capital Goods

 $

 522,375

 Banks - 4.3%

 Diversified Banks - 4.3%

 530,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 559,812

 530,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 522,712

 530,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 522,924

 530,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 519,400

 $

 2,124,848

 Total Banks

 $

 2,124,848

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 INR

 3,700,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 55,476

 Total Diversified Financials

 $

 55,476

 Insurance - 1.5%

 Reinsurance - 1.5%

 250,000

 6.95

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 257,325

 250,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 247,525

 250,000

 4.54

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 252,525

 $

 757,375

 Total Insurance

 $

 757,375

 Telecommunication Services - 5.3%

 Integrated Telecommunication Services - 2.7%

 1,315,000

 Frontier Communications Corp., 8.875%, 9/15/20 (144A)

 $

 1,318,288

 Wireless Telecommunication Services - 2.6%

 1,290,000

 Sprint Communications, Inc., 6.0%, 12/1/16

 $

 1,286,775

 Total Telecommunication Services

 $

 2,605,063

 TOTAL CORPORATE BONDS

 (Cost $12,253,791)

 $

 12,120,781

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.9%

 425,000

 Fannie Mae Discount Notes, 0.0%, 1/14/16 (c)

 $

 424,940

 1,495,000

 Federal Home Loan Bank Discount Notes, 0.0%, 12/2/15 (c)

 1,494,997

 850,000

 Freddie Mac Discount Notes, 0.0%, 12/4/15 (c)

 849,994

 495,000

 U.S. Treasury Bills, 0.0%, 1/28/16 (c)

 494,943

 2,989,418

 0.25

 U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25

 2,881,168

 525,000

 0.26

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 525,023

 2,640,000

 0.30

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 2,639,382

 2,640,000

 0.27

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 2,639,754

 2,525,000

 0.28

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 2,525,434

 2,645,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 2,642,500

 2,640,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 2,640,414

 1,925,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 1,922,996

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $21,651,164)

 $

 21,681,545

 CREDIT DEFAULT SWAPTIONS PURCHASED - 0.0% †

 Principal Amount ($)

 Pay/

 Receive

 Floating Rate

 Strike Price

 Counterparty

 Expiration

 Date

 Value

 10,413,000

 Receive

 CDX North America High Yield Index

  $                          103.50

 Citibank N.A.

 1/20/2016

 $

 21,949

 TOTAL CREDIT DEFAULT SWAPTIONS PURCHASED

 (Premiums paid $77,056)

 $

 21,949

 PUT OPTIONS PURCHASED - 0.4%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 104

 S&P500 EMINI

 Citibank NA

  $                  1,610

 3/18/2016

 33,800

 104

 S&P500 EMINI

 Citibank NA

  $                  1,910

 3/18/2016

 158,600

 $

 192,400

 TOTAL PUT OPTIONS PURCHASED

 (Premiums paid $299,555)

 $

 192,400

 TEMPORARY CASH INVESTMENTS - 20.0%

 Commercial Papers - 2.8%

 1,400,000

 Societe Generale North America, Inc., Discount Note, 12/1/15

 $

 1,399,996

 Repurchase Agreements - 17.2%

 8,500,000

 $8,500,003 RBC Capital Markets LLC, 0.10%, dated 11/30/15 plus accrued interest on 12/1/15 collateralized by the following:

 $288,587 Freddie Mac Giant, 4.0%, 12/1/44

 $977,838 Federal Home Loan Mortgage Corp., 2.229%-2.835%, 3/1/40-5/1/45

 $1,689,328 Federal National Mortgage Association (ARM), 2.347%-3.512%, 6/1/36-12/1/44

 $4,819,284 Federal National Mortgage Association, 3.0%-5.5%, 2/1/28-11/1/45

 $894,962 Government National Mortgage Association, 2.569%- 4.0%, 10/20/43-5/20/65

 $

 8,500,003

 $

 9,899,999

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $9,900,000)

 $

 9,899,999

 TOTAL INVESTMENT IN SECURITIES - 108.1%

 $

 53,433,533

 (Cost $53,693,350) (a)

 CREDIT DEFAULT SWAPTIONS WRITTEN - (0.0)% †

 Principal Amount ($)

 Pay/

 Receive

 Floating Rate

 Strike Price

 Counterparty

 Expiration

 Date

 Value

 (9,466,000)

 Pay

 iTraxx Europe Crossover Index

  $                          375.00

 Citibank N.A.

 1/20/2016

 $

 (23,862)

 TOTAL CREDIT DEFAULT SWAPTIONS WRITTEN

 (Premiums received $(76,451))

 $

 (23,862)

 PUT OPTIONS WRITTEN - (0.3)%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (104)

 S&P500 EMINI

 Citibank N.A.

  $                  1,710

 3/18/2016

 $

 (56,680)

 (104)

 S&P500 EMINI

 Citibank N.A.

  $                  1,810

 3/18/2016

 (95,160)

 TOTAL PUT OPTIONS WRITTEN

 (Premiums recieved $(242,544))

 $

 (151,840)

 OTHER ASSETS & LIABILITIES - (7.8)%

 $

 (3,838,232)

 TOTAL NET ASSETS - 100.0%

 $

 49,419,599

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2015, the value of these securities amounted to $9,137,289 or 18.5% of total net assets.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At November 30, 2015, the value of these securities amounted to $757,375, or 1.5% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (a)

 At November 30, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $53,693,350 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $                         153,404

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                           (413,221)

 Net unrealized depreciation

  $                       (259,817)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 INR           Indian Rupee

 EUR          Euro

 CENTRALL CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

           (1,185,600)

 Citibank NA

 Markit CDX North America High Yield Index

 5.00%

 12/20/18

  $                  (234,749)

  $                      66,907

           (1,506,500)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 12/20/16

                        (89,787)

                          38,832

           (3,049,200)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 6/20/20

                      (153,943)

                          16,426

         (27,025,000)

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

 5.00%

 12/20/20

                      (488,474)

                        (87,172)

           (6,595,500)

 J.P. Morgan Securities LLC

 Markit CDX North America Investment Grade Index

 1.00%

 12/20/20

                        (37,802)

                        (12,243)

 EUR

           (2,750,000)

 J.P. Morgan Securities LLC

 Markit iTraxx Europe Crossover Index

 5.00%

 6/20/19

                      (401,922)

                        127,704

  $                (1,406,677)

  $                    150,454

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

             (225,000)

 Barclays Bank Plc

 Morgan Stanley

 1.00%

 12/20/20

  $                      (1,563)

  $                            50

             (135,000)

 Barclays Bank Plc

 Morgan Stanley

 1.00%

 12/20/20

                            (735)

                             (173)

             (364,800)

 Goldman Sachs International

 MBIA Inc.

 5.00%

 12/20/20

                       105,792

                          29,883

 EUR

           (1,500,000)

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 9/20/17

                       806,508

                       (116,529)

             (225,000)

 JPMorgan Chase Bank NA

 Bank of America Corp.

 1.00%

 12/20/20

                         (2,239)

                             (628)

             (180,000)

 JPMorgan Chase Bank NA

 Bank of America Corp.

 1.00%

 12/20/20

                         (1,609)

                             (685)

             (225,000)

 JPMorgan Chase Bank NA

 Citigroup, Inc.

 1.00%

 12/20/20

                         (1,339)

                             (400)

             (180,000)

 JPMorgan Chase Bank NA

 Citigroup, Inc.

 1.00%

 12/20/20

                            (801)

                             (590)

 EUR

             (460,000)

 JPMorgan Chase Bank NA

 Credit Agricole S.A.

 1.00%

 12/20/20

                         (5,798)

                          (1,592)

 EUR

             (460,000)

 JPMorgan Chase Bank NA

 ING Groep N.V.

 1.00%

 12/20/20

                         (8,202)

                          (3,901)

  $                    890,014

  $                     (94,565)

 CENTRALL CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Depreciation

 EUR

            2,500,000

 Citibank NA

 Markit iTraxx Europe index

 1.00%

 BBB+

 6/20/19

  $                   (216,543)

  $                   159,689

               655,000

 Citibank NA

 Markit CDX North America Investment Grade Index

 5.00%

 BBB+

 12/20/17

                        (32,095)

                       (27,009)

               400,000

 Morgan Stanley Capital Services LLC

 Markit CDX North America Investment Grade Index

 5.00%

 BBB+

 12/20/17

                        (14,500)

                       (21,594)

  $                   (263,138)

  $                   111,086

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EUR

               900,000

 Barclays Bank Plc

 Abengoa S.A.

 5.00%

 B+

 12/20/16

  $                     (73,997)

  $                 (772,615)

            1,375,000

 Barclays Bank Plc

 Apache Corporation

 1.00%

 BBB+

 12/20/20

                        (47,993)

                        33,093

            1,365,000

 Barclays Bank Plc

 Devon Energy Corporation

 1.00%

 BBB+

 12/20/20

                        (41,293)

                       (29,243)

               560,000

 Barclays Bank Plc

 Hovnanian Enterprises, Inc.

 5.00%

 B-

 12/20/16

                        (27,922)

                       (28,512)

               230,000

 Barclays Bank Plc

 Hovnanian Enterprises, Inc.

 5.00%

 B-

 12/20/16

                        (10,925)

                       (12,253)

 EUR

               250,000

 Barclays Bank Plc

 Norske Skogindustrier ASA

 5.00%

 CC-

 12/20/15

                        (52,243)

                        47,896

               550,000

 Barclays Bank Plc

 The McClatchy Company

 5.00%

 B-

 6/20/16

                                -

                          7,328

               520,000

 Barclays Bank Plc

 Toys R Us, Inc.

 5.00%

 B-

 3/20/16

                          (2,600)

                        (3,900)

               525,000

 Citibank NA

 Tenet Healthcare Corporation

 5.00%

 B

 12/20/20

                            3,303

                       (13,831)

            1,135,000

 Goldman Sachs International

 AK Steel Holding Corporation

 5.00%

 B-

 12/20/16

                        (28,375)

                     (153,273)

               285,000

 Goldman Sachs International

 AK Steel Holding Corporation

 5.00%

 B-

 12/20/16

                        (22,088)

                       (23,524)

               705,000

 Goldman Sachs International

 Ally Financial Inc.

 5.00%

 BB+

 12/20/20

                        113,696

                       (10,141)

               300,000

 Goldman Sachs International

 Claire's Stores, Inc.

 5.00%

 CCC

 12/20/15

                        (12,000)

                          9,501

               525,000

 Goldman Sachs International

 iHeartMedia, Inc.

 5.00%

 CCC+

 12/20/15

                        (14,437)

                        13,778

               885,000

 Goldman Sachs International

 iHeartMedia, Inc.

 5.00%

 CCC+

 12/20/16

                        (48,675)

                     (207,371)

               364,800

 Goldman Sachs International

 MBIA Inc.

 5.00%

 A-

 12/20/16

                        (41,952)

                       (30,962)

 EUR

               250,000

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 CC-

 3/20/16

                          (5,481)

                       (51,337)

 EUR

            1,500,000

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 CC-

 9/20/20

                    (1,192,960)

                        (2,863)

               150,000

 Goldman Sachs International

 Peabody Energy Corporation

 5.00%

 B

 3/20/16

                        (11,250)

                        (3,223)

               525,000

 Goldman Sachs International

 Sears Holdings Corporation

 5.00%

 CCC+

 12/20/15

                        (21,000)

                        19,316

               300,000

 Goldman Sachs International

 Toys R Us, Inc.

 5.00%

 B-

 12/20/15

                        (10,500)

                          8,539

 EUR

               400,000

 JPMorgan Chase Bank NA

 Abengoa S.A.

 5.00%

 B+

 12/20/15

                        (31,981)

                     (221,692)

               925,000

 JPMorgan Chase Bank NA

 Diamond Offshore Drilling, Inc.

 1.00%

 BBB+

 12/20/20

                       (149,418)

                          6,730

               555,000

 JPMorgan Chase Bank NA

 Energy Transfer Partners, L.P.

 1.00%

 BBB-

 12/20/20

                        (29,979)

                       (14,170)

               905,000

 JPMorgan Chase Bank NA

 Nabors Industries Ltd

 1.00%

 BBB-

 12/20/20

                       (116,338)

                       (24,057)

 EUR

               250,000

 JPMorgan Chase Bank NA

 Norske Skogindustrier ASA

 5.00%

 CC-

 12/20/15

                        (50,506)

                        46,159

            1,100,000

 JPMorgan Chase Bank NA

 Weatherford International plc

 1.00%

 BB+

 12/20/20

                       (177,892)

                       (57,921)

               525,000

 Morgan Stanley Capital Services LLC

 J.C. Penney Company, Inc.

 5.00%

 CCC+

 12/20/16

                        (15,750)

                        30,186

               250,000

 Morgan Stanley Capital Services LLC

 MBIA Inc.

 5.00%

 A-

 12/20/15

                          (3,125)

                            654

               250,000

 Morgan Stanley Capital Services LLC

 MBIA Inc.

 5.00%

 A-

 12/20/15

                        (13,750)

                        11,279

               875,000

 Morgan Stanley Capital Services LLC

 Sears Holdings Corporation

 5.00%

 CCC+

 12/20/16

                        (24,063)

                       (31,015)

  $                (2,161,494)

  $               (1,457,444)

                  (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

                  (2)

 Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by either S&P.

  NOTE:

  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Depreciation

             (951,858)

 J.P. Morgan Securities LLC

 Receive

 LIBOR USD 3 Month

 1.819%

 8/7/19

  $                              4

  $                   (15,592)

           (1,018,659)

 J.P. Morgan Securities LLC

 Receive

 LIBOR USD 3 Month

 2.202%

 5/6/25

                                  8

                       (15,482)

  $                            12

  $                   (31,074)

 TOTAL RETURN SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

            8,335,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 0.3932

 3/20/16

  $                     (18,337)

            8,335,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 0.3932

 3/20/16

 12,919

            4,165,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 0.3932

 3/20/16

 6,456

            4,165,000

 JPMorgan Chase Bank NA

 Pay

 iBoxx USD Liquid High Yield Index

 0.4142

 3/20/16

                          (3,957)

  $                      (2,919)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $                         539,600

  $                      -

  $                            -

  $                    539,600

 Asset Backed Securities

                                    -

               1,519,762

                               -

                      1,519,762

 Collateralized Mortgage Obligations

                                    -

               7,457,497

                               -

                      7,457,497

 Corporate Bonds

                                    -

              12,120,781

                               -

                    12,120,781

 U.S. Government and Agency Obligations

                                    -

              21,681,545

                               -

                    21,681,545

 Credit Default Swaptions Purchased

                                    -

                    21,949

                               -

                          21,949

 Put Options Purchased

                                    -

                  192,400

                               -

                        192,400

 Commercial Papers

                                    -

               1,399,996

                               -

                      1,399,996

 Repurchase Agreement

                                    -

               8,500,003

                               -

                      8,500,003

 Total

  $                         539,600

  $          52,893,933

  $                              -

 #

  $                53,433,533

 Other Financial Instruments

 Credit Default Swaptions Written

  $                                   -

  $              (23,862)

  $                              -

  $                     (23,862)

 Put Options Written

                           (151,840)

                            -

                                 -

                       (151,840)

 Net unrealized Depreciation on Credit Default Swaps

                                      -

              (1,290,469)

                                 -

                    (1,290,469)

 Net Unrealized Depreciation on Interest Rate Swaps

                                      -

                  (31,074)

                                 -

                        (31,074)

 Net Unrealized Depreciation on Total Return Swaps

                                      -

                    (2,919)

                                 -

                          (2,919)

 Unrealized Depreciation on Futures Contracts

                              (2,211)

                            -

                                 -

                          (2,211)

 Unrealized Appreciation on Forward Foreign Currency Contracts

                                      -

                    68,660

                                 -

                          68,660

 Unrealized Depreciation on Forward Foreign Currency Contracts

                                      -

                (116,142)

                                 -

                       (116,142)

 Total Other Financial Instruments

  $                       (154,051)

  $          (1,395,806)

  $                              -

 #

  $                (1,549,857)

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer High Income Municipal Fund

 Schedule of Investments 11/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 MUNICIPAL BONDS - 97.7% (e)

 Alaska - 0.2%

 1,250,000

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 1,044,450

 Arizona - 1.1%

 490,000

 The Industrial Development Authority of the County of Pima, Desert Heights Charter School, 7.0%, 5/1/34

 $

 505,406

 1,000,000

 The Industrial Development Authority of the County of Pima, Desert Heights Charter School, 7.25%, 5/1/44

 1,065,960

 3,000,000

 The Industrial Development Authority of the County of Pima, Legacy Transition Charter School, 8.5%, 7/1/39

 3,226,380

 725,000

 The Industrial Development Authority of the County of Pima, Legacy Tratitional School Project, 8.5%, 7/1/39 (Pre-Refunded)

 887,262

 $

 5,685,008

 California - 12.6%

 1,215,000

 California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., 5.6%, 6/1/36

 $

 1,196,811

 5,755,000

 California County Tobacco Securitization Agency, Merced County A, 5.25%, 6/1/45

 5,279,982

 5,040,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.125%, 6/1/38

 4,723,639

 1,880,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.25%, 6/1/45

 1,724,092

 1,300,000

 California Municipal Finance Authority, John Adams Academics Project Series A, 5.25%, 10/1/45

 1,310,881

 500,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35

 509,075

 1,575,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45

 1,604,452

 6,300,000

 California Municipal Finance Authority, Santa Rosa Academy, 6.0%, 7/1/42

 6,638,688

 3,000,000

 California School Finance Authority, Classical Acadamies Project, 7.375%, 10/1/43

 3,547,980

 830,000

 California School Finance Authority, View Park Elementary School, 5.625%, 10/1/34

 848,766

 1,475,000

 California School Finance Authority, View Park Elementary School, 5.875%, 10/1/44

 1,516,816

 1,000,000

 California School Finance Authority, View Park Elementary School, 6.0%, 10/1/49

 1,033,340

 3,230,000

 California School Finance Authority, View Park High School Series A, 7.125%, 10/1/48

 3,586,334

 1,560,000

 California Statewide Communities Development Authority, California Baptist University, 6.125%, 11/1/33

 1,702,288

 4,030,000

 California Statewide Communities Development Authority, California Baptist University, 6.375%, 11/1/43

 4,436,909

 2,000,000

 California Statewide Communities Development Authority, Lancer Educational Housing, 7.5%, 6/1/42

 2,199,240

 315,559

 California Statewide Communities Development Authority, Micrology Holdings Project, 9.0%, 12/1/38 (c)

 3

 11,000,000

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 10,120,990

 5,130,000

 Golden State Tobacco Securitization Corp., 6/1/37

 4,636,340

 20,000,000

 Inland Empire Tobacco Securitization Authority, 6/1/47 (d)

 1,634,400

 2,500,000

 Pittsburg Unified School District, 9/1/41 (d)

 783,350

 1,925,000

 Pittsburg Unified School District, 9/1/42 (d)

 576,614

 2,000,000

 River Islands Public Financing Authority, 5.5%, 9/1/45

 2,107,560

 6,000,000

 Tobacco Securitization Authority of Southern California, San Diego County Securitization Corp., 5.0%, 6/1/37

 5,532,780

 $

 67,251,330

 Colorado - 4.3%

 2,860,000

 Castle Oaks Metropolitan District No 3, 6.25%, 12/1/44 (f)

 $

 2,860,000

 1,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School University, 5.0%, 12/15/45

 978,670

 2,000,000

 Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Charter School, 8.0%, 9/1/43

 2,109,220

 5,000,000

 Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Charter School, 8.125%, 9/1/48

 5,294,600

 2,000,000

 Copperleaf Metropolitan District No 2, 5.75%, 12/1/45 (f)

 2,078,820

 8,000,000

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 8,161,520

 1,500,000

 Promenade Castle Rock Metropolitan District No 1 Series A, 5.75%, 12/1/39 (f)

 1,524,975

 $

 23,007,805

 Connecticut - 0.5%

 2,640,000

 Town of Hamden Connecticut, Whitney Center Project Series A, 7.75%, 1/1/43

 $

 2,753,652

 District of Columbia - 0.9%

 735,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 735,066

 4,000,000

 District of Columbia, Provident Group Howard Properties LLC, 5.0%, 10/1/45

 3,838,200

 $

 4,573,266

 Florida - 2.1%

 5,000,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project Series A, 8.125%, 11/15/46

 $

 5,893,000

 1,000,000

 Capital Trust Agency, Inc., Million Air One LLC, 7.75%, 1/1/41

 953,850

 1,820,000

 County of Liberty Florida, Twin Oaks Project 8.25%, 7/1/28 (c)

 271,253

 1,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/35

 1,031,460

 3,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/45

 3,096,090

 $

 11,245,653

 Hawaii - 0.2%

 1,000,000

 State of Hawaii Department of Budget & Finance, Craigside Project Series A, 9.0%, 11/15/44

 $

 1,242,140

 Illinois - 3.7%

 2,634,795

 Illinois Finance Authority, Clare Oaks Project Series C1, 11/15/52 (d)

 $

 94,563

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C2, 11/15/52 (d)

 143,802

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C3 11/15/52 (d)

 90,516

 4,213,653

 4.00

 Illinois Finance Authority, Clare Oaks Project Series E, Floating Rate Note, 11/15/52

 2,692,819

 1,250,000

 Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28

 1,383,112

 4,845,000

 Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38

 5,616,615

 485,000

 Southwestern Illinois Development Authority, St Claire County Comprehensive Behavioral Health Center, 6.2%, 6/1/17

 493,846

 7,020,000

 Southwestern Illinois Development Authority, St Claire County Comprehensive Behavioral Health Center, 6.625%, 6/1/37

 7,147,343

 2,350,000

 Southwestern Illinois Development Authority, Village of Sauget, 5.625%, 11/1/26

 2,177,158

 $

 19,839,774

 Indiana - 2.9%

 1,750,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.0%, 11/15/32

 $

 1,956,780

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/42

 2,238,400

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/47

 2,232,200

 3,500,000

 City of Crown Point Indiana, Wittenberg Lutheran Project Series A, 8.0%, 11/15/39

 3,919,370

 4,000,000

 Vigo County Hospital Authority, Union Hospital, Inc., 8.0%, 9/1/41

 4,767,000

 $

 15,113,750

 Iowa - 2.2%

 2,285,000

 Iowa Tobacco Settlement Authority, 5.5%, 6/1/42

 $

 2,153,932

 5,290,000

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 5,237,153

 4,705,000

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 4,496,710

 $

 11,887,795

 Louisiana - 0.7%

 5,800,000

 Tensas Parish Law Enforcement District, 10/1/26 (c)(d)

 $

 3,480,000

 Maryland - 0.2%

 1,000,000

 Maryland Health & Higher Educational Facilities Authority, City Neighbors Project Series A, 6.75%, 7/1/44

 $

 1,084,680

 Massachusetts - 2.0%

 2,000,000

 Massachusetts Development Finance Agency, Advent Care Project Series A, 6.75%, 10/15/37

 $

 2,063,740

 845,000

 Massachusetts Development Finance Agency, Advent Care Project Series A, 7.625%, 10/15/37

 940,037

 3,954,928

 Massachusetts Development Finance Agency, Linden Ponds Facility, 5.5%, 11/15/46

 3,374,780

 1,116,746

 Massachusetts Development Finance Agency, Linden Ponds Series A, 11/15/56 (c)(d)

 6,477

 1,235,770

 Massachusetts Development Finance Agency, Linden Ponds Series A, 6.25%, 11/15/26

 1,205,172

 3,340,294

 Massachusetts Development Finance Agency, Linden Ponds Series A, 6.25%, 11/15/39

 3,192,686

 3,500,000

 Massachusetts Health & Educational Facilities Authority, Quincy Medical Center, 1/15/38 (c)(d)

 8,575

 $

 10,791,467

 Michigan - 6.5%

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center, 5.25%, 7/1/39

 $

 1,234,950

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35

 1,425,112

 5,485,000

 Flint International Academy, 5.75%, 10/1/37

 5,526,247

 4,410,000

 Michigan Public Educational Facilities Authority, Dadid Ellis Academy West, 5.875%, 6/1/37

 4,417,497

 225,000

 Michigan Public Educational Facilities Authority, Dr Joseph F Pollack Academic Center of Excellence, 7.25%, 4/1/20

 237,766

 2,020,000

 Michigan Public Educational Facilities Authority, Dr Joseph F Pollack Academic Center of Excellence, 8.0%, 4/1/40

 2,141,220

 7,135,000

 6.75

 Michigan Strategic Fund, CFP Michigan II LLC, Floating Rate Note, 3/1/40

 7,719,000

 4,000,000

 6.62

 Michigan Strategic Fund, CFP Taylor Governmental Center LLC, Floating Rate Note, 11/1/41

 4,153,960

 750,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 688,695

 6,290,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 5,484,566

 1,250,000

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 1,250,875

 $

 34,279,888

 Minnesota - 1.1%

 2,000,000

 Bloomington Port Authority, Radison Blu MOA LLC, 9.0%, 12/1/35

 $

 2,289,300

 1,500,000

 City of Brooklyn Park Minnesota, Prarie Seeds Academy, 9.25%, 3/1/39 (pre refunded)

 1,687,125

 500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.25%, 7/1/37

 512,085

 1,500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.5%, 7/1/50

 1,531,290

 $

 6,019,800

 Missouri - 1.7%

 5,645,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,929,734

 2,500,000

 Kirkwood Industrial Development Authority, Aberdeen Heights Series A, 8.25%, 5/15/45

 2,821,675

 $

 8,751,409

 New Jersey - 4.4%

 6,000,000

 New Jersey Economic Development Authority, Gloucester Marine Project, 6.625%, 1/1/37

 $

 6,007,860

 4,500,000

 New Jersey Health Care Facilities Financing Authority, St Peters University Hospital, 6.25%, 7/1/35

 4,843,530

 6,580,000

 Tobacco Settlement Financing Corp. New Jersey, 4.75%, 6/1/34

 5,290,320

 9,000,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 7,262,910

 $

 23,404,620

 New Mexico - 1.1%

 6,055,000

 County of Otero New Mexico, 6.0%, 4/1/28

 $

 6,045,554

 New York - 5.0%

 2,210,000

 New York Counties Tobacco Trust IV, 5.0%, 6/1/45

 $

 1,962,171

 10,000,000

 New York Counties Tobacco Trust V, 6/1/38 (d)

 2,492,600

 8,000,000

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 8,028,800

 8,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series A, 10/1/30 (d)

 2,037,680

 10,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series B, 10/1/30 (d)

 2,547,100

 1,795,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series C, 10/1/30 (d)

 457,204

 10,040,000

 TSASC, Inc. New York, Series 1, 5.125%, 6/1/42

 9,125,758

 $

 26,651,313

 Ohio - 6.4%

 6,735,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 5,804,694

 8,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 6,891,920

 8,555,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 7,456,452

 5,010,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 4,639,510

 1,150,000

 County of Muskingum Ohio, Genesis Healthcare System, 5.0%, 2/15/33

 1,192,872

 5,000,000

 County of Muskingum Ohio, Genesis Healthcare System, 5.0%, 2/15/48

 5,119,550

 2,900,000

 Southeastern Ohio Port Authority, Marietta Aera Health Care, Inc., 6.0%, 12/1/42

 3,156,998

 $

 34,261,996

 Pennsylvania - 9.1%

 680,000

 Allegheny County Hospital Development Authority, Ohio Valley General Hospital, 5.125%, 4/1/35

 $

 679,952

 3,000,000

 Pennsylvania Economic Development Financing Authority, Northwestern Human Services, Inc., 5.25%, 6/1/28

 3,001,830

 2,005,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series A, 7.5%, 5/1/20

 2,297,088

 8,445,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series B, 8.0%, 5/1/29

 9,935,205

 2,500,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School, 5.5%, 6/15/32

 2,575,975

 5,200,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School, 5.75%, 6/15/42

 5,374,200

 2,200,000

 Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, 6.5%, 6/1/45

 2,192,828

 1,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School, 6.5%, 6/15/33 (144A)

 1,045,390

 3,145,000

 Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, 6.625%, 6/1/50

 3,138,647

 3,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School,  6.75%, 6/15/43 (144A)

 3,148,800

 6,000,000

 Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., 8.2%, 12/1/43

 6,632,940

 4,000,000

 Pottsville Hospital Authority Pennsylvania, Schuylkill Health System, 6.5%, 7/1/28

 4,293,200

 4,000,000

 The Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health Systems, 5.625%, 7/1/42

 4,284,440

 $

 48,600,495

 Puerto Rico - 2.5%

 18,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35

 $

 13,096,440

 Rhode Island - 0.1%

 2,065,000

 Central Falls Detention Facility Corp., 7.25%, 7/15/35 (c)

 $

 514,474

 Tennessee - 0.0%+

 5,000

 Johnson City Health & Educational Facilities Board, Appalachian Christian, 5.0%, 2/15/43

 $

 5,146

 Texas - 9.9%

 5,500,000

 Arlington Higher Education Finance Corp., LTTS Charter School, Inc., 7.125%, 3/1/44

 $

 5,802,280

 400,000

 City of Celina Texas, 5.375%, 9/1/28

 393,088

 1,000,000

 City of Celina Texas, 5.5%, 9/1/24

 986,950

 250,000

 City of Celina Texas, 5.5%, 9/1/32

 244,890

 650,000

 City of Celina Texas, 5.875%, 9/1/40

 634,205

 1,075,000

 City of Celina Texas, 6.0%, 9/1/30

 1,055,306

 2,700,000

 City of Celina Texas, 6.25%, 9/1/40

 2,636,604

 500,000

 City of Mclendon-Chisholm Texas, Sonoma Public Import District Phase, 5.125%, 9/15/28

 495,340

 450,000

 City of Mclendon-Chisholm Texas, Sonoma Public Import District Phase, 5.375%, 9/15/35

 444,564

 400,000

 City of Mclendon-Chisholm Texas, Sonoma Public Import District Phase, 5.5%, 9/15/40

 394,636

 234,442

 Gulf Coast Industrial Development Authority, Micrology Holdings LLC, 12/1/36 (c)(d)

 2

 1,300,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,174,784

 2,000,000

 La Vernia Higher Education Finance Corp., Meridian World School Series A, 5.5%, 8/15/45

 2,012,200

 14,850,000

 Sanger Industrial Development Corp., Texas Pellets, Inc., 8.0%, 7/1/38

 15,972,516

 2,250,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, 8.0%, 11/15/29

 1,914,952

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, 8.125%, 11/15/39

 4,254,700

 120,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34

 137,730

 6,350,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44

 7,274,624

 1,775,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, 8.0%, 11/15/28

 1,787,993

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way, 8.25%, 11/15/44

 5,040,200

 1,000,000

 Texas Midwest Public Facility Corp., Secure Treatment Facility, 10/1/30 (c)(d)

 117,500

 $

 52,775,064

 Utah - 1.8%

 1,285,000

 Utah State Charter School Finance Authority, Summit Academy High School, 7.25%, 5/15/21

 $

 1,410,030

 1,985,000

 Utah State Charter School Finance Authority, Summit Academy High School, 8.125%, 5/15/31

 2,242,216

 5,145,000

 Utah State Charter School Finance Authority, Summit Academy High School, 8.5%, 5/15/41

 5,890,150

 $

 9,542,396

 Virginia - 3.3%

 2,100,000

 Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45

 $

 2,145,360

 815,000

 Embrey Mill Community Development Authority, 5.3%, 3/1/35

 817,885

 4,685,000

 Embrey Mill Community Development Authority, 5.6%, 3/1/45

 4,701,304

 12,870,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 9,959,063

 $

 17,623,612

 Washington - 2.7%

 3,500,000

 Washington State Housing Finance Commission, Skyline at First Hill Project, 5.625%, 1/1/27

 $

 3,514,245

 10,610,000

 Washington State Housing Finance Commission, Skyline at First Hill Project, 5.625%, 1/1/38

 10,529,894

 $

 14,044,139

 West Virginia - 3.9%

 25,000,000

 City of Philippi West Virginia, Alderson-Broaddus College, 7.75%, 10/1/44 (c)

 $

 15,000,000

 5,340,000

 West Virginia Hospital Finance Authority, Highland Hospital, 9.125%, 10/1/41

 5,754,331

 $

 20,754,331

 Wisconsin - 4.6%

 1,590,000

 Public Finance Authority, Coral Academy of Science, 5.625%, 7/1/44

 $

 1,685,941

 5,325,000

 Public Finance Authority, Glenridge of Palmer Ranch, 8.25%, 6/1/46

 6,661,468

 5,057,500

 Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42

 5,064,985

 1,500,000

 Public Finance Authority, Roseman University Health Sciences, 5.75%, 4/1/35

 1,540,185

 4,150,000

 Public Finance Authority, Roseman University Health Sciences, 5.875%, 4/1/45

 4,252,962

 1,200,000

 Public Finance Authority, Searstone Project, 8.375%, 6/1/20

 1,204,009

 2,815,000

 Public Finance Authority, Voyager Foundation Inc., 6.2%, 10/1/42

 3,020,129

 1,245,000

 Public Finance Authority, Voyager Foundation, Inc., 5.125%, 10/1/45

 1,254,910

 $

 24,684,589

 TOTAL MUNICIPAL BONDS

 (Cost $517,426,661)

 $

 520,056,036

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0%+

 1,175,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 78,443

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,516)

 $

 78,443

 TOTAL INVESTMENT IN SECURITIES - 97.7%

 (Cost $518,599,177) (a) (g)

 $

 520,134,479

 OTHER ASSETS & LIABILITIES - 2.3%

 $

 12,012,886

 TOTAL NET ASSETS - 100.0%

 $

 532,147,365

 +

 Amount rounds to less than 0.01%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2015, the value of these securities amounted to $4,272,633 or 0.8% of total net assets.

 (a)

 At November 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $518,599,177 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 40,581,613

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (39,046,311)

 Net unrealized appreciation

 $

 1,535,302

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Represents a General Obligation bond.

 (g)

 The concentration of investments by type of obligation/market sector is as follows:

 Revenue Bonds:

 Health

 29.0%

 Special Revenues

 27.5%

 Education

 20.0%

 Various Revenues

 8.6%

 Pollution Control Revenue

 7.5%

 General Obligation

 3.9%

 Transportation

 2.4%

 Housing

 0.6%

 Insured

 0.3%

 Escrowed

 0.2%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
520,056,036

$
-

$
520,056,036

 Municipal Collateralized Debt Obligation

-

78,443

-

78,443

 Total

$
-

$
520,134,479

$
-

$
520,134,479

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global Equity Fund

 Schedule of Investments 11/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.1%

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.9%

 14,867

 Baker Hughes, Inc.

 $

 803,859

 11,160

 Schlumberger, Ltd.

 860,994

 $

 1,664,853

 Total Energy

 $

 1,664,853

 Materials - 1.3%

 Commodity Chemicals - 1.1%

 9,431

 LyondellBasell Industries NV

 $

 903,678

 14,427

 Methanex Corp.

 566,773

 12,389

 Methanex Corp.

 485,897

 $

 1,956,348

 Specialty Chemicals - 0.2%

 6,600

 Nitto Denko Corp.

 $

 445,322

 Total Materials

 $

 2,401,670

 Capital Goods - 3.5%

 Heavy Electrical Equipment - 2.3%

 373,000

 Mitsubishi Electric Corp.

 $

 4,134,827

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 5,999

 WABCO Holdings, Inc. *

 $

 644,773

 Industrial Machinery - 0.8%

 24,711

 Ingersoll-Rand Plc

 $

 1,449,794

 23,400

 Sarine Technologies, Ltd.

 21,388

 $

 1,471,182

 Total Capital Goods

 $

 6,250,782

 Commercial Services & Supplies - 1.0%

 Diversified Support Services - 0.2%

 16,335

 TransUnion

 $

 417,686

 Human Resource & Employment Services - 0.8%

 10,593

 Towers Watson & Co.

 $

 1,424,864

 Total Commercial Services & Supplies

 $

 1,842,550

 Transportation - 2.8%

 Airlines - 2.4%

 40,206

 American Airlines Group, Inc.

 $

 1,658,900

 109,377

 easyJet Plc

 2,720,581

 $

 4,379,481

 Trucking - 0.4%

 17,975

 DSV A/S

 $

 698,365

 Total Transportation

 $

 5,077,846

 Automobiles & Components - 2.9%

 Auto Parts & Equipment - 0.7%

 84,104

 SAF-Holland SA *

 $

 1,172,543

 Tires & Rubber - 0.9%

 47,900

 Bridgestone Corp.

 $

 1,706,705

 Automobile Manufacturers - 1.3%

 25,886

 Daimler AG

 $

 2,317,267

 Total Automobiles & Components

 $

 5,196,515

 Consumer Durables & Apparel - 3.1%

 Consumer Electronics - 0.7%

 114,500

 Panasonic Corp.

 $

 1,301,346

 Homebuilding - 2.4%

 29,613

 PulteGroup, Inc.

 $

 576,861

 304,200

 Sekisui Chemical Co., Ltd.

 3,628,956

 $

 4,205,817

 Total Consumer Durables & Apparel

 $

 5,507,163

 Consumer Services - 2.0%

 Hotels, Resorts & Cruise Lines - 1.4%

 63,916

 InterContinental Hotels Group Plc

 $

 2,449,498

 Restaurants - 0.6%

 73,579

 Domino's Pizza Group Plc

 $

 1,163,857

 Total Consumer Services

 $

 3,613,355

 Media - 2.1%

 Advertising - 0.5%

 14,227

 Publicis Groupe SA

 $

 897,273

 Broadcasting - 1.6%

 56,101

 CBS Corp. (Class B)

 $

 2,831,978

 Total Media

 $

 3,729,251

 Retailing - 1.6%

 Internet Retail - 0.2%

 22,526

 Vipshop Holdings, Ltd. (A.D.R.) *

 $

 372,355

 Apparel Retail - 1.4%

 35,260

 The TJX Companies, Inc.

 $

 2,489,356

 Total Retailing

 $

 2,861,711

 Food & Staples Retailing - 5.4%

 Drug Retail - 4.3%

 53,013

 CVS Health Corp.

 $

 4,987,993

 40,200

 Sundrug Co., Ltd.

 2,592,768

 $

 7,580,761

 Food Retail - 1.1%

 23,800

 Walgreens Boots Alliance, Inc.

 $

 1,999,914

 Total Food & Staples Retailing

 $

 9,580,675

 Food, Beverage & Tobacco - 3.3%

 Soft Drinks - 1.6%

 260,017

 Britvic Plc

 $

 2,809,254

 Packaged Foods & Meats - 0.6%

 9,800

 Keurig Green Mountain, Inc.

 $

 513,520

 1,259,500

 WH Group, Ltd. *

 648,523

 $

 1,162,043

 Tobacco - 1.1%

 53,400

 Japan Tobacco, Inc.

 $

 1,915,484

 Total Food, Beverage & Tobacco

 $

 5,886,781

 Health Care Equipment & Services - 5.5%

 Health Care Equipment - 0.7%

 7,510

 Edwards Lifesciences Corp. *

 $

 1,224,130

 Health Care Distributors - 3.4%

 69,623

 Cardinal Health, Inc.

 $

 6,046,758

 Managed Health Care - 0.5%

 5,216

 Humana, Inc.

 $

 879,731

 Health Care Technology - 0.9%

 67,031

 NNIT A/S

 $

 1,595,731

 Total Health Care Equipment & Services

 $

 9,746,350

 Pharmaceuticals, Biotechnology & Life Sciences - 15.1%

 Biotechnology - 2.4%

 72,458

 Baxalta, Inc.

 $

 2,491,106

 17,250

 Gilead Sciences, Inc. *

 1,827,810

 $

 4,318,916

 Pharmaceuticals - 12.0%

 9,131

 Jazz Pharmaceuticals Plc *

 $

 1,338,513

 56,577

 Johnson & Johnson

 5,727,855

 27,986

 Merck & Co., Inc.

 1,483,538

 40,041

 Novartis AG

 3,419,892

 133,112

 Pfizer, Inc.

 4,362,080

 16,808

 Roche Holding AG

 4,498,571

 8,384

 Shire Plc

 583,423

 $

 21,413,872

 Life Sciences Tools & Services - 0.7%

 9,476

 Thermo Fisher Scientific, Inc.

 $

 1,311,478

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 27,044,266

 Banks - 11.5%

 Diversified Banks - 8.9%

 254,576

 Aldermore Group Plc

 $

 900,850

 160,377

 Grupo Financiero Banorte SAB de CV

 860,104

 62,598

 JPMorgan Chase & Co.

 4,174,035

 518,700

 Mitsubishi UFJ Financial Group, Inc.

 3,334,153

 202,291

 Nordea Bank AB

 2,241,230

 85,200

 Sumitomo Mitsui Financial Group, Inc.

 3,254,353

 51,636

 Swedbank AB

 1,143,174

 $

 15,907,899

 Regional Banks - 2.6%

 35,000

 Citizens Financial Group, Inc.

 $

 932,050

 38,836

 The PNC Financial Services Group, Inc.

 3,709,226

 $

 4,641,276

 Total Banks

 $

 20,549,175

 Diversified Financials - 7.4%

 Other Diversified Financial Services - 1.4%

 60,287

 Voya Financial, Inc.

 $

 2,453,681

 Specialized Finance - 2.6%

 9,169

 Intercontinental Exchange, Inc.

 $

 2,382,473

 39,940

 Nasdaq, Inc.

 2,341,283

 $

 4,723,756

 Consumer Finance - 1.4%

 43,372

 Discover Financial Services, Inc.

 $

 2,461,795

 Investment Banking & Brokerage - 2.0%

 68,441

 Morgan Stanley Co.

 $

 2,347,526

 6,976

 The Goldman Sachs Group, Inc.

 1,325,580

 $

 3,673,106

 Total Diversified Financials

 $

 13,312,338

 Insurance - 3.5%

 Life & Health Insurance - 0.6%

 142,685

 Poste Italiane S.p.A.

 $

 1,062,563

 Multi-line Insurance - 2.9%

 28,930

 Allianz SE *

 $

 5,125,742

 Total Insurance

 $

 6,188,305

 Real Estate - 1.1%

 Diversified Real Estate Activities - 1.1%

 328,000

 Leopalace21 Corp.

 $

 1,921,175

 Total Real Estate

 $

 1,921,175

 Software & Services - 11.7%

 Internet Software & Services - 5.0%

 4,675

 Alphabet, Inc.

 $

 3,566,324

 4,892

 Alphabet, Inc.

 3,632,799

 57,401

 eBay, Inc. *

 1,698,496

 $

 8,897,619

 Data Processing & Outsourced Services - 2.3%

 49,281

 PayPal Holdings, Inc.

 $

 1,737,648

 31,058

 Visa, Inc.

 2,453,893

 $

 4,191,541

 Systems Software - 4.4%

 145,544

 Microsoft Corp.

 $

 7,910,315

 Total Software & Services

 $

 20,999,475

 Technology Hardware & Equipment - 7.7%

 Communications Equipment - 0.6%

 22,127

 Qualcomm, Inc.

 $

 1,079,576

 Computer Storage & Peripherals - 4.5%

 58,839

 Apple, Inc.

 $

 6,960,654

 42,955

 EMC Corp.

 1,088,480

 $

 8,049,134

 Technology Hardware, Storage & Peripherals - 1.3%

 76,662

 NetApp, Inc.

 $

 2,350,457

 Electronic Equipment Manufacturers - 1.1%

 922,000

 PAX Global Technology, Ltd. *

 $

 1,138,054

 690,000

 Wasion Group Holdings, Ltd.

 786,985

 $

 1,925,039

 Electronic Manufacturing Services - 0.2%

 95,000

 Global Display Co., Ltd.

 $

 315,619

 Total Technology Hardware & Equipment

 $

 13,719,825

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductors - 1.2%

 501,000

 Advanced Semiconductor Engineering, Inc.

 $

 536,866

 60,037

 SK Hynix, Inc.

 1,636,971

 $

 2,173,837

 Total Semiconductors & Semiconductor Equipment

 $

 2,173,837

 Telecommunication Services - 3.5%

 Integrated Telecommunication Services - 3.5%

 79,022

 Euskaltel SA

 $

 977,787

 92,200

 Nippon Telegraph & Telephone Corp.

 3,426,666

 108,394

 Orange SA

 1,872,635

 $

 6,277,088

 Total Telecommunication Services

 $

 6,277,088

 TOTAL COMMON STOCKS

 (Cost $164,896,113)

 $

 175,544,986

 TOTAL INVESTMENT IN SECURITIES - 98.1%

 (Cost $164,896,113) (a)

 $

 175,544,986

 OTHER ASSETS & LIABILITIES - 1.9%

 $

 3,481,332

 TOTAL NET ASSETS - 100.0%

 $

 179,026,318

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $165,042,936 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $          17,229,535

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (6,727,485)

 Net unrealized appreciation

  $          10,502,050

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 56.2

 %

 Japan

 15.8

 %

 United Kingdom

 6.1

 %

 Switzerland

 4.5

 %

 Germany

 4.2

 %

 Sweden

 1.9

 %

 Ireland

 1.6

 %

 France

 1.6

 %

 Hong Kong

 1.5

 %

 Denmark

 1.3

 %

 South Korea

 1.1

 %

 Other (individually less than 1%)

 4.2

 %

 100.0

 %

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

 Materials

   Specialty Chemicals

-

445,322

-

445,322

 Capital Goods

   Heavy Electrical Equipment

-

4,134,827

-

4,134,827

   Industrial Machinery

-

21,388

-

21,388

 Transportation

   Airlines

1,658,900

2,720,581

-

4,379,481

   Trucking

-

698,365

-

698,365

 Automobiles & Components

   Auto Parts & Equipment

-

1,172,543

-

1,172,543

   Tires & Rubber

-

1,706,705

-

1,706,705

   Automobile Manufacturers

-

2,317,267

-

2,317,267

 Consumer Durables & Apparel

-

-

-

-

   Consumer Electronics

-

1,301,346

-

1,301,346

   Homebuilding

576,861

3,628,956

-

4,205,817

 Consumer Services

   Hotels, Resorts & Cruise Lines

-

2,449,498

-

2,449,498

   Restaurants

-

1,163,857

-

1,163,857

 Media

   Advertising

-

897,273

-

897,273

 Food & Staples Retailing

   Drug Retail

4,987,993

2,592,768

-

7,580,761

 Food, Beverage & Tobacco

   Soft Drinks

-

2,809,254

-

2,809,254

   Packaged Foods & Meats

513,520

648,523

-

1,162,043

   Tobacco

-

1,915,484

-

1,915,484

 Health Care Equipment & Services

   Health Care Technology

-

1,595,731

-

1,595,731

 Pharmaceuticals, Biotechnology & Life Sciences

   Pharmaceuticals

12,911,986

8,501,886

-

21,413,872

 Banks

   Diversified Banks

5,034,139

10,873,760

-

15,907,899

 Insurance

   Life & Health Insurance

-

1,062,563

-

1,062,563

   Multi-line Insurance

-

5,125,742

-

5,125,742

 Real Estate

   Diversified Real Estate Activities

-

1,921,175

-

1,921,175

 Technology Hardware & Equipment

   Electronic Equipment Manufacturers

-

1,925,039

-

1,925,039

   Electronic Manufacturing Services

-

315,619

-

315,619

 Semiconductors & Semiconductor Equipment

   Semiconductors

-

2,173,837

-

2,173,837

 Telecommunication Services

   Integrated Telecommunication Services

-

6,277,088

-

6,277,088

 All Other Common Stocks

79,465,190

-

-

79,465,190

 Total

$
105,148,589

$
70,396,397

$
-

$
175,544,986

 During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2016 * Print the name and title of each signing officer under his or her signature.